February 12, 2007                                              Katharine Crost
                                                               (212) 506-5070
                                                               kcrost@orrick.com

Max A. Webb, Esq., Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C.  20549

Re:      Residential Asset Securities Corporation
         EDGAR S-3 Registration Statement filed February 12, 2007
         --------------------------------------------------------

Dear Mr. Webb,

On behalf of Residential Asset Securities Corporation (the "Depositor"), we have caused to be filed with you electronically on EDGAR the above-referenced Registration Statement on Form S-3 (the "RASC Registration Statement").

Two courtesy copies of the RASC Registration Statement in printed format are being forwarded to your attention. The form of prospectus supplement and the base prospectus contained in the courtesy copies have been marked to indicate changes from the Depositor's prior registration statement on Form S-3 (Registration Statement No. 333-131209) that became effective on March 31, 2006. As you will note from the marked copy, the revisions in the base prospectus relate primarily to (i) the change in form of organization of the sponsor, the master servicer and certain other affiliated entities, (ii) the mechanics regarding delivery of certain mortgage loan documents, (iii) certain tax disclosure and (iv) certain ERISA disclosure. The courtesy copies also contain each of the exhibits to the RASC Registration Statement being filed herewith.

We have been advised that payment of the filing fee in the amount of $107 has been made to the Securities and Exchange Commission (the "Commission") by the Depositor on February 8, 2007.

Please be advised that the sponsor under the RASC Registration Statement is Residential Funding Company, LLC ("RFC"). RFC is also the sponsor under the registration statement of Residential Accredit Loans, Inc. (the "RALI Registration Statement"). RFC was a participant in the Commission's Regulation AB pilot program and we believe the comment process with respect to the RALI Registration Statement was completed to the satisfaction of the Commission. The RALI Registration Statement also contemplates the securitization of residential mortgage loans. Changes have been made, as appropriate, to the RASC Registration Statement to conform to the RALI Registration Statement.

If you have any questions regarding this filing, please do not hesitate to contact Julianne Linder at (952) 857-6463 or the undersigned at the number indicated above.

                                                  Very truly yours,

                                                  /s/ Katharine Crost

                                                  Katharine Crost

cc (w/copies):
         Kenneth Whyburn
         Julianne Linder (RFC internal counsel)
         Marguerite Steffes
         Paul Jorissen